Quarterly Holdings Report
for
Fidelity® SAI International Index Fund
January 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV7-NPRT1-0425
1.9867767.109
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 7.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	2,152,857	5,255,967
Interactive Media & Services - 0.1%
CAR Group Ltd	200,923	5,006,883
REA Group Ltd	28,127	4,314,072
SEEK Ltd	189,920	2,670,230
		11,991,185
TOTAL COMMUNICATION SERVICES		17,247,152

Consumer Discretionary - 0.5%
Broadline Retail - 0.3%
Wesfarmers Ltd	604,000	28,451,058
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	301,462	14,017,875
Lottery Corp/The	1,184,587	3,682,682
		17,700,557
TOTAL CONSUMER DISCRETIONARY		46,151,615

Consumer Staples - 0.3%
Beverages - 0.0%
Treasury Wine Estates Ltd	432,010	2,865,951
Consumer Staples Distribution & Retail - 0.3%
Coles Group Ltd	713,353	8,598,738
Endeavour Group Ltd/Australia	810,358	2,113,810
Woolworths Group Ltd	650,216	12,225,049
		22,937,597
TOTAL CONSUMER STAPLES		25,803,548

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Santos Ltd	1,728,473	7,484,214
Woodside Energy Group Ltd	1,010,607	15,402,448
		22,886,662
Financials - 2.9%
Banks - 2.2%
ANZ Group Holdings Ltd	1,585,185	29,933,974
Commonwealth Bank of Australia	890,764	87,902,598
National Australia Bank Ltd	1,636,163	40,317,760
Westpac Banking Corp	1,829,972	37,969,797
		196,124,129
Capital Markets - 0.4%
ASX Ltd	103,184	4,045,791
Macquarie Group Ltd	192,707	28,507,644
		32,553,435
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	127,227	2,684,439
Insurance - 0.3%
Insurance Australia Group Ltd	1,261,494	7,154,256
Medibank Pvt Ltd	1,465,962	3,614,645
QBE Insurance Group Ltd	801,240	10,342,213
Suncorp Group Ltd	677,137	8,681,597
		29,792,711
TOTAL FINANCIALS		261,154,714

Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	34,844	6,858,055
Health Care Providers & Services - 0.1%
Ramsay Health Care Ltd	98,074	2,037,355
Sonic Healthcare Ltd	242,945	4,267,998
		6,305,353
Health Care Technology - 0.0%
Pro Medicus Ltd	30,593	5,235,559
TOTAL HEALTH CARE		18,398,967

Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Brambles Ltd	741,348	9,059,638
Passenger Airlines - 0.0%
Qantas Airways Ltd (b)	407,738	2,362,786
Professional Services - 0.1%
Computershare Ltd	282,238	6,135,304
Trading Companies & Distributors - 0.1%
Reece Ltd	120,299	1,762,384
SGH Ltd	108,271	3,194,340
		4,956,724
Transportation Infrastructure - 0.1%
Transurban Group unit	1,651,902	13,606,852
TOTAL INDUSTRIALS		36,121,304

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	97,909	7,411,980
Materials - 1.9%
Chemicals - 0.0%
Orica Ltd	259,247	2,810,243
Metals & Mining - 1.9%
BHP Group Ltd	2,700,563	66,324,984
BlueScope Steel Ltd	233,523	3,049,411
Fortescue Ltd	901,302	10,555,485
Glencore PLC	5,519,641	23,847,332
Mineral Resources Ltd	94,139	2,008,313
Northern Star Resources Ltd	611,912	6,476,309
Rio Tinto Ltd	197,556	14,228,170
Rio Tinto PLC	600,064	36,137,004
South32 Ltd	2,410,073	4,948,723
		167,575,731
TOTAL MATERIALS		170,385,974

Real Estate - 0.4%
Diversified REITs - 0.1%
GPT Group/The unit	1,020,133	2,896,002
Mirvac Group unit	2,101,308	2,541,999
Stockland unit	1,271,424	4,027,877
		9,465,878
Industrial REITs - 0.2%
Goodman Group unit	915,769	20,421,797
Retail REITs - 0.1%
Scentre Group unit	2,770,112	6,268,963
Vicinity Ltd unit	2,061,453	2,793,830
		9,062,793
TOTAL REAL ESTATE		38,950,468

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	916,917	5,913,543
Gas Utilities - 0.0%
Apa Group unit	689,225	2,906,625
TOTAL UTILITIES		8,820,168

TOTAL AUSTRALIA		653,332,552
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	78,347	3,241,334
Financials - 0.2%
Banks - 0.2%
Erste Group Bank AG	179,212	11,050,760
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	234,932	3,677,564
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	36,249	2,786,509
TOTAL AUSTRIA		20,756,167
BELGIUM - 0.7%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	11,432	1,925,991
Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	478,305	23,569,146
Food Products - 0.0%
Lotus Bakeries NV	217	2,318,693
TOTAL CONSUMER STAPLES		25,887,839

Financials - 0.2%
Banks - 0.1%
KBC Group NV	122,149	9,420,170
Financial Services - 0.1%
Groupe Bruxelles Lambert NV	44,178	3,079,793
Sofina SA	8,201	2,055,465
		5,135,258
Insurance - 0.0%
Ageas SA/NV	84,985	4,392,302
TOTAL FINANCIALS		18,947,730

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	67,285	13,136,635
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	39,445	3,130,399
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	96,177	2,075,300
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	15,657	1,059,827
TOTAL BELGIUM		66,163,721
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	88,121	2,639,262
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	97,515	1,986,532
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC	209,876	4,488,886
CHINA - 0.5%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV Class N	728,124	27,812,548
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	1,022,500	2,337,499
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	1,969,000	6,380,632
Industrials - 0.1%
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd	1,374,600	3,078,388
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	715,000	1,706,772
TOTAL INDUSTRIALS		4,785,160

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd/The	569,000	1,387,466
TOTAL CHINA		42,703,305
DENMARK - 2.7%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	43,642	8,375,541
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	50,864	5,327,551
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	367,102	10,977,387
Insurance - 0.0%
Tryg A/S	180,450	3,660,025
TOTAL FINANCIALS		14,637,412

Health Care - 1.8%
Biotechnology - 0.1%
Genmab A/S (b)	33,463	6,577,388
Zealand Pharma A/S (b)	34,021	3,478,577
		10,055,965
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	67,134	7,731,660
Demant A/S (b)	47,088	1,898,367
		9,630,027
Pharmaceuticals - 1.6%
Novo Nordisk A/S Series B	1,714,179	144,718,998
TOTAL HEALTH CARE		164,404,990

Industrials - 0.4%
Air Freight & Logistics - 0.2%
DSV A/S	108,780	21,670,527
Building Products - 0.0%
ROCKWOOL A/S Series B	4,993	1,775,554
Electrical Equipment - 0.1%
Vestas Wind Systems A/S (b)	537,502	7,393,146
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	1,594	2,309,021
AP Moller - Maersk A/S Series B	2,388	3,526,786
		5,835,807
TOTAL INDUSTRIALS		36,675,034

Materials - 0.1%
Chemicals - 0.1%
Novonesis (Novozymes) B Series B	187,553	10,773,484
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	89,499	3,451,130
TOTAL DENMARK		243,645,142
FINLAND - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	75,745	3,264,124
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	145,394	2,790,387
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	225,200	2,853,574
Financials - 0.4%
Banks - 0.3%
Nordea Bank Abp	1,679,222	19,972,763
Insurance - 0.1%
Sampo Oyj A Shares	263,386	10,869,353
TOTAL FINANCIALS		30,842,116

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	57,578	3,126,342
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	180,915	9,384,061
Metso Oyj	330,935	3,295,795
Wartsila OYJ Abp	267,706	5,069,746
		17,749,602
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	2,838,189	13,383,334
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	309,800	3,431,117
UPM-Kymmene Oyj	284,119	8,378,637
		11,809,754
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	238,806	3,468,323
TOTAL FINLAND		89,287,556
FRANCE - 9.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Orange SA	991,103	10,658,826
Entertainment - 0.0%
Bollore SE	379,419	2,247,509
Media - 0.2%
Publicis Groupe SA	121,818	13,010,203
TOTAL COMMUNICATION SERVICES		25,916,538

Consumer Discretionary - 2.1%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	355,545	12,364,796
Automobiles - 0.1%
Renault SA	102,289	5,268,590
Hotels, Restaurants & Leisure - 0.1%
Accor SA	103,717	5,353,978
La Francaise des Jeux SACA (c)(d)	54,234	2,063,702
Sodexo SA	47,086	3,477,908
		10,895,588
Household Durables - 0.0%
SEB SA	13,260	1,263,482
Textiles, Apparel & Luxury Goods - 1.8%
Hermes International SCA	16,857	47,635,819
Kering SA	39,622	10,372,574
LVMH Moet Hennessy Louis Vuitton SE	146,410	107,084,946
		165,093,339
TOTAL CONSUMER DISCRETIONARY		194,885,795

Consumer Staples - 1.0%
Beverages - 0.1%
Pernod Ricard SA	107,888	12,333,916
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	288,680	4,112,936
Food Products - 0.3%
Danone SA	343,640	24,070,251
Personal Care Products - 0.6%
L'Oreal SA	104,527	38,782,880
L'Oreal SA	23,300	8,645,049
		47,427,929
TOTAL CONSUMER STAPLES		87,945,032

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
TotalEnergies SE	1,148,522	66,536,334
Financials - 1.1%
Banks - 0.6%
BNP Paribas SA	541,678	37,001,856
Credit Agricole SA	566,459	8,527,696
Societe Generale SA Series A	383,356	12,409,254
		57,938,806
Capital Markets - 0.0%
Amundi SA (c)(d)	32,663	2,304,152
Financial Services - 0.1%
Edenred SE	130,460	4,498,675
Eurazeo SE	22,268	1,839,981
		6,338,656
Insurance - 0.4%
AXA SA	937,241	35,556,261
TOTAL FINANCIALS		102,137,875

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
BioMerieux	22,055	2,679,231
EssilorLuxottica SA	158,217	43,610,489
		46,289,720
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	15,539	3,601,243
Pharmaceuticals - 0.0%
Ipsen SA	20,074	2,482,312
TOTAL HEALTH CARE		52,373,275

Industrials - 2.3%
Aerospace & Defense - 1.3%
Airbus SE	316,266	54,705,011
Dassault Aviation SA	10,456	2,362,488
Safran SA	193,296	47,917,384
Thales SA	49,324	7,987,437
		112,972,320
Building Products - 0.2%
Cie de Saint-Gobain SA	241,404	22,637,280
Construction & Engineering - 0.4%
Bouygues SA	100,889	3,206,898
Eiffage SA	39,110	3,502,237
Vinci SA	266,245	28,811,133
		35,520,268
Electrical Equipment - 0.2%
Legrand SA	139,567	14,229,250
Machinery - 0.0%
Alstom SA (b)	184,205	3,645,948
Professional Services - 0.1%
Bureau Veritas SA	169,079	5,286,633
Teleperformance SE	29,095	2,735,801
		8,022,434
Trading Companies & Distributors - 0.0%
Rexel SA	119,012	3,158,184
Transportation Infrastructure - 0.1%
Aeroports de Paris SA	18,434	2,103,577
Getlink SE Series A	161,007	2,581,428
		4,685,005
TOTAL INDUSTRIALS		204,870,689

Information Technology - 0.3%
IT Services - 0.2%
Capgemini SE	82,680	15,024,313
Software - 0.1%
Dassault Systemes SE	356,184	13,906,078
TOTAL INFORMATION TECHNOLOGY		28,930,391

Materials - 0.6%
Chemicals - 0.6%
Air Liquide SA	251,885	43,999,720
Air Liquide SA	55,880	9,761,218
Arkema SA	29,956	2,392,879
		56,153,817
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	29,743	1,582,881
Office REITs - 0.0%
Gecina SA	24,512	2,396,660
Retail REITs - 0.1%
Klepierre SA	114,668	3,414,054
Unibail-Rodamco-Westfield unit	63,074	5,290,910
		8,704,964
TOTAL REAL ESTATE		12,684,505

Utilities - 0.3%
Multi-Utilities - 0.3%
Engie SA	795,122	13,125,784
Engie SA	177,100	2,923,546
Veolia Environnement SA	374,566	10,687,822
		26,737,152
TOTAL FRANCE		859,171,403
GERMANY - 9.0%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Deutsche Telekom AG	1,857,845	62,328,767
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	33,211	3,252,372
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	39,912	3,881,691
TOTAL COMMUNICATION SERVICES		69,462,830

Consumer Discretionary - 0.8%
Automobile Components - 0.0%
Continental AG	58,543	4,160,835
Automobiles - 0.5%
Bayerische Motoren Werke AG	154,280	12,579,935
Mercedes-Benz Group AG	398,571	24,249,109
		36,829,044
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	119,382	4,475,827
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	86,221	22,799,700
Puma SE	56,192	1,763,317
		24,563,017
TOTAL CONSUMER DISCRETIONARY		70,028,723

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	53,398	4,124,851
Personal Care Products - 0.0%
Beiersdorf AG	52,823	7,066,341
TOTAL CONSUMER STAPLES		11,191,192

Financials - 1.9%
Banks - 0.1%
Commerzbank AG (e)	504,420	9,774,970
Capital Markets - 0.5%
Barlatier SA	1,008,493	19,815,229
Deutsche Boerse AG	100,217	24,757,398
		44,572,627
Insurance - 1.3%
Allianz SE	208,486	67,980,251
Hannover Rueck SE	32,094	8,466,744
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	71,193	38,588,911
Talanx AG	34,357	2,926,204
		117,962,110
TOTAL FINANCIALS		172,309,707

Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec Ag (e)	21,430	1,312,769
Siemens Healthineers AG (c)(d)	150,100	8,519,104
		9,831,873
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG	109,315	5,430,198
Fresenius SE & Co KGaA (b)	224,828	8,622,756
		14,052,954
Pharmaceuticals - 0.2%
Bayer AG	522,886	11,700,426
Merck KGaA	68,788	10,383,722
		22,084,148
TOTAL HEALTH CARE		45,968,975

Industrials - 2.0%
Aerospace & Defense - 0.3%
MTU Aero Engines AG	28,643	9,826,502
Rheinmetall AG	23,183	18,167,403
		27,993,905
Air Freight & Logistics - 0.2%
Deutsche Post AG	542,900	19,545,926
Electrical Equipment - 0.2%
Siemens Energy AG (b)	340,334	20,248,946
Industrial Conglomerates - 1.1%
Siemens AG	404,507	86,716,597
Machinery - 0.2%
Daimler Truck Holding AG	262,796	11,627,438
Gea Group Ag	82,530	4,370,729
Knorr-Bremse AG	38,605	3,063,735
Rational AG	2,723	2,425,125
		21,487,027
Passenger Airlines - 0.0%
Deutsche Lufthansa AG (e)	319,201	2,070,583
Trading Companies & Distributors - 0.0%
Brenntag SE	69,150	4,350,914
TOTAL INDUSTRIALS		182,413,898

Information Technology - 2.0%
IT Services - 0.0%
Bechtle AG	43,583	1,469,422
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	695,045	22,852,045
Software - 1.7%
Nemetschek SE	30,733	3,695,172
SAP SE	555,782	153,159,213
		156,854,385
TOTAL INFORMATION TECHNOLOGY		181,175,852

Materials - 0.5%
Chemicals - 0.4%
BASF SE	475,040	22,886,345
Covestro AG	95,544	5,877,659
Evonik Industries AG	136,367	2,565,506
Symrise AG	70,675	7,236,700
		38,566,210
Construction Materials - 0.1%
Heidelberg Materials AG	72,674	10,287,239
TOTAL MATERIALS		48,853,449

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LEG Immobilien SE	39,627	3,275,569
Vonovia SE	394,137	12,098,692
		15,374,261
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	336,520	10,428,337
Multi-Utilities - 0.2%
E.ON SE	1,195,077	14,155,470
TOTAL UTILITIES		24,583,807

TOTAL GERMANY		821,362,694
HONG KONG - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	2,017,000	2,479,865
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	4,438,500	3,457,654
Financials - 1.0%
Banks - 0.1%
Hang Seng Bank Ltd	400,600	5,010,135
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	29,851	2,885,099
Hong Kong Exchanges & Clearing Ltd	641,060	25,090,888
		27,975,987
Insurance - 0.6%
AIA Group Ltd	5,818,600	40,905,611
Prudential PLC	1,434,821	11,940,496
		52,846,107
TOTAL FINANCIALS		85,832,229

Industrials - 0.2%
Ground Transportation - 0.0%
MTR Corp Ltd	827,190	2,585,001
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	85,061	3,426,304
Swire Pacific Ltd A Shares	217,000	1,877,052
		5,303,356
Machinery - 0.1%
Techtronic Industries Co Ltd	731,500	9,838,015
TOTAL INDUSTRIALS		17,726,372

Real Estate - 0.3%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	1,023,425	4,262,136
Henderson Land Development Co Ltd	773,021	2,143,955
Hongkong Land Holdings Ltd (Singapore)	587,020	2,554,372
Sino Land Co Ltd	2,107,608	2,020,538
Sun Hung Kai Properties Ltd	771,000	6,892,237
Wharf Real Estate Investment Co Ltd	888,000	2,204,073
		20,077,311
Retail REITs - 0.1%
Link REIT	1,423,173	5,862,993
TOTAL REAL ESTATE		25,940,304

Utilities - 0.2%
Electric Utilities - 0.2%
CK Infrastructure Holdings Ltd	335,000	2,278,648
CLP Holdings Ltd	874,000	7,266,948
Power Assets Holdings Ltd	737,000	4,762,375
		14,307,971
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	5,957,074	4,564,193
TOTAL UTILITIES		18,872,164

TOTAL HONG KONG		154,308,588
IRELAND - 0.4%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	81,506	8,383,561
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	1,115,526	6,590,520
Bank of Ireland Group PLC	534,478	5,338,413
		11,928,933
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	82,277	5,744,335
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	103,405	9,885,518
TOTAL INDUSTRIALS		15,629,853

TOTAL IRELAND		35,942,347
ISRAEL - 0.8%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	53,333	3,194,113
Financials - 0.4%
Banks - 0.4%
Bank Hapoalim BM	672,888	8,647,361
Bank Leumi Le-Israel BM	802,536	10,060,019
Israel Discount Bank Ltd Class A	658,431	4,821,513
Mizrahi Tefahot Bank Ltd	82,543	3,933,475
		27,462,368
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	602,981	10,690,853
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	14,205	4,287,425
Information Technology - 0.3%
IT Services - 0.1%
Wix.com Ltd (b)	28,134	6,720,931
Software - 0.2%
Check Point Software Technologies Ltd (b)	46,831	10,210,095
Nice Ltd (b)	33,463	5,599,457
		15,809,552
TOTAL INFORMATION TECHNOLOGY		22,530,483

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	412,033	2,452,920
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	22,589	1,875,104
TOTAL ISRAEL		72,493,266
ITALY - 2.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	179,096	1,863,516
Telecom Italia SpA/Milano (b)	5,302,393	1,460,436
		3,323,952
Consumer Discretionary - 0.4%
Automobiles - 0.3%
Ferrari NV (Italy)	67,092	28,995,877
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	124,328	7,903,764
TOTAL CONSUMER DISCRETIONARY		36,899,641

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	115,666	4,029,941
Davide Campari-Milano NV (e)	327,796	1,891,092
		5,921,033
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	1,223,653	17,227,116
Financials - 1.3%
Banks - 1.1%
Banco BPM SpA	685,414	6,058,133
BPER Banca SPA	529,571	3,622,591
FinecoBank Banca Fineco SpA	325,225	6,204,573
Intesa Sanpaolo SpA	7,784,645	33,694,524
Mediobanca Banca di Credito Finanziario SpA	265,997	4,368,214
UniCredit SpA	784,144	36,010,448
		89,958,483
Financial Services - 0.0%
Nexi SpA (b)(c)(d)	274,039	1,398,697
Insurance - 0.2%
Generali	501,165	15,924,800
Poste Italiane Spa (c)(d)	243,222	3,706,559
Unipol Assicurazioni SpA	209,911	2,857,033
		22,488,392
TOTAL FINANCIALS		113,845,572

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	11,918	1,282,119
Health Care Providers & Services - 0.0%
Amplifon SpA	66,290	1,780,436
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	55,658	3,392,202
TOTAL HEALTH CARE		6,454,757

Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	215,380	6,761,150
Electrical Equipment - 0.1%
Prysmian SpA	149,506	10,444,267
TOTAL INDUSTRIALS		17,205,417

Utilities - 0.5%
Electric Utilities - 0.4%
Enel SpA	4,329,049	30,769,528
Terna - Rete Elettrica Nazionale	748,995	6,188,087
		36,957,615
Gas Utilities - 0.1%
Snam SpA	1,073,277	4,963,320
TOTAL UTILITIES		41,920,935

TOTAL ITALY		242,798,423
JAPAN - 22.2%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.2%
Nippon Telegraph & Telephone Corp	15,908,700	15,661,331
Entertainment - 0.6%
Capcom Co Ltd	184,400	4,210,255
Konami Group Corp	53,500	4,924,840
Nexon Co Ltd	179,210	2,328,110
Nintendo Co Ltd	553,000	36,279,399
Toho Co Ltd/Tokyo	59,570	2,684,638
		50,427,242
Interactive Media & Services - 0.0%
LY Corp	1,522,700	4,447,696
Media - 0.0%
Dentsu Group Inc	106,100	2,458,017
Wireless Telecommunication Services - 0.9%
KDDI Corp	816,700	27,209,181
SoftBank Corp	15,227,800	19,586,953
SoftBank Group Corp	508,600	31,091,568
		77,887,702
TOTAL COMMUNICATION SERVICES		150,881,988

Consumer Discretionary - 4.1%
Automobile Components - 0.4%
Aisin Corp	279,970	3,166,910
Bridgestone Corp	304,000	10,904,761
Denso Corp	1,006,700	13,931,224
Sumitomo Electric Industries Ltd	380,300	7,104,816
		35,107,711
Automobiles - 1.8%
Honda Motor Co Ltd	2,388,800	22,610,360
Isuzu Motors Ltd	299,800	4,030,627
Nissan Motor Co Ltd	1,186,100	3,245,674
Subaru Corp	312,200	5,438,338
Suzuki Motor Corp	836,600	10,010,923
Toyota Motor Corp	5,464,550	103,659,895
Yamaha Motor Co Ltd	491,900	4,115,048
		153,110,865
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	202,900	5,649,010
Rakuten Group Inc (b)	801,300	5,031,490
		10,680,500
Hotels, Restaurants & Leisure - 0.2%
McDonald's Holdings Co Japan Ltd	46,100	1,738,324
Oriental Land Co Ltd/Japan	580,800	13,052,950
Zensho Holdings Co Ltd	51,300	2,830,110
		17,621,384
Household Durables - 1.0%
Panasonic Holdings Corp	1,241,100	12,663,840
Sekisui House Ltd	317,700	7,301,692
Sony Group Corp	3,323,000	73,336,426
		93,301,958
Leisure Products - 0.1%
Bandai Namco Holdings Inc	316,200	7,843,035
Shimano Inc	40,500	5,683,193
		13,526,228
Specialty Retail - 0.4%
Fast Retailing Co Ltd	101,600	33,462,704
Nitori Holdings Co Ltd	42,600	4,988,655
ZOZO Inc	72,000	2,361,776
		40,813,135
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	363,827	8,109,755
TOTAL CONSUMER DISCRETIONARY		372,271,536

Consumer Staples - 1.1%
Beverages - 0.2%
Asahi Group Holdings Ltd	769,300	8,332,548
Kirin Holdings Co Ltd	413,800	5,236,176
Suntory Beverage & Food Ltd	74,100	2,301,719
		15,870,443
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd	348,100	8,433,500
Kobe Bussan Co Ltd	80,200	1,822,509
MatsukiyoCocokara & Co	177,100	2,621,281
Seven & i Holdings Co Ltd	1,178,400	18,811,699
		31,688,989
Food Products - 0.2%
Ajinomoto Co Inc	247,100	9,905,593
Kikkoman Corp	361,400	3,782,502
MEIJI Holdings Co Ltd	125,100	2,501,386
Nissin Foods Holdings Co Ltd	106,900	2,390,277
Yakult Honsha Co Ltd	136,600	2,494,819
		21,074,577
Household Products - 0.0%
Unicharm Corp	573,900	4,482,053
Personal Care Products - 0.1%
Kao Corp	248,100	9,837,753
Shiseido Co Ltd	213,000	3,576,996
		13,414,749
Tobacco - 0.2%
Japan Tobacco Inc	638,900	16,276,506
TOTAL CONSUMER STAPLES		102,807,317

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	1,453,000	7,304,695
Idemitsu Kosan Co Ltd	481,915	3,216,379
Inpex Corp	469,200	5,599,457
		16,120,531
Financials - 3.6%
Banks - 2.1%
Chiba Bank Ltd/The	303,900	2,588,211
Concordia Financial Group Ltd	559,500	3,248,696
Japan Post Bank Co Ltd	770,300	7,967,913
Mitsubishi UFJ Financial Group Inc	5,910,200	74,742,735
Mizuho Financial Group Inc	1,284,020	35,356,546
Resona Holdings Inc	1,113,020	8,261,329
Shizuoka Financial Group Inc	231,800	2,068,221
Sumitomo Mitsui Financial Group Inc	1,984,400	48,901,781
Sumitomo Mitsui Trust Group Inc	345,600	8,690,220
		191,825,652
Capital Markets - 0.3%
Daiwa Securities Group Inc	710,100	5,140,526
Japan Exchange Group Inc	528,300	5,582,123
Nomura Holdings Inc	1,599,700	10,400,269
SBI Holdings Inc	144,900	4,177,008
		25,299,926
Financial Services - 0.2%
Mitsubishi HC Capital Inc	469,200	3,120,219
ORIX Corp	614,400	12,977,864
		16,098,083
Insurance - 1.0%
Dai-ichi Life Holdings Inc	481,800	13,155,639
Japan Post Holdings Co Ltd	1,024,100	10,695,708
Japan Post Insurance Co Ltd	102,000	1,987,739
Ms&Ad Insurance Group Holdings Inc	684,900	14,200,655
Sompo Holdings Inc	474,500	13,231,939
T&D Holdings Inc	260,600	4,957,871
Tokio Marine Holdings Inc	1,000,200	32,989,968
		91,219,519
TOTAL FINANCIALS		324,443,180

Health Care - 1.7%
Health Care Equipment & Supplies - 0.6%
Hoya Corp	185,400	24,896,619
Olympus Corp	627,000	9,515,352
Sysmex Corp	268,100	5,124,830
Terumo Corp	714,200	13,408,325
		52,945,126
Health Care Technology - 0.0%
M3 Inc	235,000	2,132,868
Pharmaceuticals - 1.1%
Astellas Pharma Inc	963,400	9,339,227
Chugai Pharmaceutical Co Ltd	357,500	15,413,627
Daiichi Sankyo Co Ltd	932,700	26,004,068
Eisai Co Ltd	134,200	3,975,291
Kyowa Kirin Co Ltd	129,400	1,928,280
Ono Pharmaceutical Co Ltd	199,200	2,072,352
Otsuka Holdings Co Ltd	237,600	12,406,803
Shionogi & Co Ltd	402,600	5,919,873
Takeda Pharmaceutical Co Ltd	846,903	22,781,709
		99,841,230
TOTAL HEALTH CARE		154,919,224

Industrials - 5.2%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	170,600	1,607,807
Building Products - 0.2%
Agc Inc	104,230	3,011,135
Daikin Industries Ltd	140,400	16,491,559
TOTO Ltd	75,400	1,843,021
		21,345,715
Commercial Services & Supplies - 0.2%
Dai Nippon Printing Co Ltd	206,740	3,055,491
Secom Co Ltd	223,600	7,524,399
TOPPAN Holdings Inc	127,300	3,572,927
		14,152,817
Construction & Engineering - 0.1%
Kajima Corp	211,100	3,753,585
Obayashi Corp	345,700	4,642,795
Taisei Corp	87,800	3,683,433
		12,079,813
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	71,500	3,406,615
Fujikura Ltd	133,900	5,389,244
Mitsubishi Electric Corp	1,012,300	16,592,575
NIDEC CORP	444,400	7,675,475
		33,063,909
Ground Transportation - 0.3%
Central Japan Railway Co	411,200	7,626,441
East Japan Railway Co	483,100	8,600,792
Hankyu Hanshin Holdings Inc	121,900	3,101,698
Tokyu Corp	282,800	3,227,403
West Japan Railway Co	233,900	4,302,696
		26,859,030
Industrial Conglomerates - 0.7%
Hikari Tsushin Inc	9,400	2,147,227
Hitachi Ltd	2,467,800	62,041,579
Sekisui Chemical Co Ltd	201,200	3,334,404
		67,523,210
Machinery - 1.1%
Daifuku Co Ltd	171,900	3,528,136
FANUC Corp	503,400	14,997,207
Hitachi Construction Machinery Co Ltd	57,300	1,372,031
Hoshizaki Corp	57,900	2,142,947
Komatsu Ltd	466,500	14,071,167
Kubota Corp	501,200	6,286,718
Makita Corp	126,720	3,747,424
MINEBEA MITSUMI Inc	193,310	3,102,373
Mitsubishi Heavy Industries Ltd	1,705,900	24,966,269
SMC Corp	30,500	11,540,783
Toyota Industries Corp	86,770	7,239,834
Yaskawa Electric Corp	120,700	3,504,318
		96,499,207
Marine Transportation - 0.2%
Kawasaki Kisen Kaisha Ltd	197,700	2,501,839
Mitsui OSK Lines Ltd	183,300	6,229,037
Nippon Yusen KK	233,100	7,315,503
		16,046,379
Passenger Airlines - 0.0%
ANA Holdings Inc	85,200	1,598,272
Japan Airlines Co Ltd	76,900	1,261,753
		2,860,025
Professional Services - 0.6%
Recruit Holdings Co Ltd	746,400	52,092,895
Trading Companies & Distributors - 1.4%
ITOCHU Corp	632,700	29,132,086
Marubeni Corp	758,400	11,275,563
Mitsubishi Corp	1,779,500	28,381,650
Mitsui & Co Ltd	1,343,400	26,588,559
MonotaRO Co Ltd	133,400	2,298,298
Sumitomo Corp	580,200	12,578,881
Toyota Tsusho Corp	339,220	5,729,306
		115,984,343
TOTAL INDUSTRIALS		460,115,150

Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 1.0%
Keyence Corp	103,600	44,621,434
Kyocera Corp	683,500	7,094,588
Murata Manufacturing Co Ltd	900,700	14,150,722
Omron Corp	93,300	3,077,932
Shimadzu Corp	126,100	3,658,032
TDK Corp	1,034,700	12,506,739
Yokogawa Electric Corp	121,600	2,669,255
		87,778,702
IT Services - 0.6%
Fujitsu Ltd	881,900	17,055,735
NEC Corp	130,700	12,962,674
Nomura Research Institute Ltd	201,120	6,795,290
NTT Data Group Corp	335,900	6,518,680
Obic Co Ltd	172,300	5,145,787
Otsuka Corp	121,400	2,736,929
SCSK Corp	83,300	1,844,352
TIS Inc	113,200	2,502,998
		55,562,445
Semiconductors & Semiconductor Equipment - 1.1%
Advantest Corp	407,800	22,546,114
Disco Corp	49,000	14,181,740
Kokusai Electric Corp	81,700	1,261,635
Lasertec Corp	42,700	4,440,948
Renesas Electronics Corp	896,100	12,002,794
SCREEN Holdings Co Ltd	43,300	3,017,247
Tokyo Electron Ltd	238,500	40,231,135
		97,681,613
Software - 0.0%
Oracle Corp Japan	20,500	1,871,442
Trend Micro Inc/Japan	67,500	3,998,718
		5,870,160
Technology Hardware, Storage & Peripherals - 0.4%
Brother Industries Ltd	123,500	2,176,065
Canon Inc	496,900	16,014,561
FUJIFILM Holdings Corp	595,900	13,128,332
Ricoh Co Ltd	281,200	3,224,892
Seiko Epson Corp	153,700	2,777,556
		37,321,406
TOTAL INFORMATION TECHNOLOGY		284,214,326

Materials - 0.8%
Chemicals - 0.6%
Asahi Kasei Corp	668,000	4,536,817
Mitsubishi Chemical Group Corp	721,800	3,686,710
Mitsui Chemicals Inc	90,900	1,993,388
Nippon Paint Holdings Co Ltd	504,800	3,180,897
Nippon Sanso Holdings Corp	92,200	2,611,154
Nitto Denko Corp	376,200	6,673,485
Shin-Etsu Chemical Co Ltd	958,900	29,728,042
Toray Industries Inc	738,200	5,122,353
		57,532,846
Metals & Mining - 0.2%
JFE Holdings Inc	306,400	3,543,346
Nippon Steel Corp	482,300	10,012,055
Sumitomo Metal Mining Co Ltd	131,630	3,005,912
		16,561,313
TOTAL MATERIALS		74,094,159

Real Estate - 0.5%
Office REITs - 0.0%
Japan Real Estate Investment Corp	3,290	2,317,880
Nippon Building Fund Inc	4,080	3,239,101
		5,556,981
Real Estate Management & Development - 0.5%
Daito Trust Construction Co Ltd	31,200	3,343,161
Daiwa House Industry Co Ltd	316,000	9,955,190
Hulic Co Ltd	245,400	2,162,842
Mitsubishi Estate Co Ltd	575,300	8,359,686
Mitsui Fudosan Co Ltd	1,421,900	12,833,775
Sumitomo Realty & Development Co Ltd	164,700	5,690,946
		42,345,600
TOTAL REAL ESTATE		47,902,581

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	342,960	3,572,911
Kansai Electric Power Co Inc/The	491,800	5,425,922
Tokyo Electric Power Co Holdings Inc (b)	812,800	2,130,132
		11,128,965
Gas Utilities - 0.1%
Osaka Gas Co Ltd	193,630	3,806,907
Tokyo Gas Co Ltd	181,200	5,125,931
		8,932,838
TOTAL UTILITIES		20,061,803

TOTAL JAPAN		2,007,831,795
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	88,563	2,516,828
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	99,346	2,573,447
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(c)(d)	113,141	2,690,177
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	71,881	3,867,166
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	249,615	6,258,837
TOTAL LUXEMBOURG		12,816,180
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	1,164,000	5,065,228
Sands China Ltd (b)	1,292,000	3,084,126

TOTAL MACAU		8,149,354
NETHERLANDS - 4.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	2,070,245	7,491,227
Entertainment - 0.1%
Universal Music Group NV	438,133	12,220,503
Consumer Staples - 0.4%
Beverages - 0.2%
Heineken Holding NV Class A	69,050	4,172,591
Heineken NV	153,325	10,652,661
		14,825,252
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	494,639	17,528,811
Food Products - 0.0%
JDE Peet's NV	64,884	1,135,531
TOTAL CONSUMER STAPLES		33,489,594

Financials - 0.9%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (c)(d)	243,757	4,100,344
ING Groep NV	1,758,209	29,223,002
		33,323,346
Capital Markets - 0.0%
Euronext NV (c)(d)	41,601	4,837,886
Financial Services - 0.3%
Adyen NV (b)(c)(d)	11,576	18,685,017
EXOR NV	52,930	5,037,954
		23,722,971
Insurance - 0.2%
Aegon Ltd	718,584	4,691,273
ASR Nederland NV (e)	84,347	4,169,450
NN Group NV	144,077	6,631,783
		15,492,506
TOTAL FINANCIALS		77,376,709

Health Care - 0.4%
Biotechnology - 0.3%
Argenx SE (b)	31,826	21,009,535
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	425,247	11,720,767
TOTAL HEALTH CARE		32,730,302

Industrials - 0.3%
Professional Services - 0.3%
Randstad NV	57,756	2,508,087
Wolters Kluwer NV	126,946	23,145,182
		25,653,269
Trading Companies & Distributors - 0.0%
IMCD NV	30,328	4,763,387
TOTAL INDUSTRIALS		30,416,656

Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
ASM International NV	24,992	14,700,439
ASML Holding NV	212,678	157,331,280
BE Semiconductor Industries NV	41,027	5,307,408
		177,339,127
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	90,898	5,162,827
TOTAL NETHERLANDS		376,226,945
NEW ZEALAND - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	488,851	3,089,654
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	311,985	6,600,710
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	895,103	4,332,420
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	77,226	8,692,178
Utilities - 0.0%
Electric Utilities - 0.0%
Mercury NZ Ltd	372,601	1,324,711
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	693,783	2,293,082
TOTAL UTILITIES		3,617,793

TOTAL NEW ZEALAND		26,332,755
NORWAY - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	327,732	4,007,360
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	247,763	4,975,531
Orkla ASA	373,155	3,471,531
Salmar ASA	35,152	1,861,841
		10,308,903
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Aker BP ASA	168,171	3,516,842
Equinor ASA	445,903	10,739,027
		14,255,869
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	476,600	10,139,440
Insurance - 0.0%
Gjensidige Forsikring ASA	106,410	2,182,972
TOTAL FINANCIALS		12,322,412

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	46,810	5,566,563
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	748,449	4,414,321
TOTAL NORWAY		50,875,428
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	119,772	1,969,386
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	150,780	2,979,785
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	247,457	4,141,482
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	1,671,639	5,255,926
TOTAL PORTUGAL		12,377,193
SINGAPORE - 1.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	3,955,400	9,664,480
Entertainment - 0.3%
Sea Ltd Class A ADR (b)	197,017	23,994,701
TOTAL COMMUNICATION SERVICES		33,659,181

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	3,217,500	1,781,636
Financials - 0.9%
Banks - 0.9%
DBS Group Holdings Ltd	1,060,405	34,709,098
Oversea-Chinese Banking Corp Ltd	1,802,164	22,986,219
United Overseas Bank Ltd	672,972	18,499,768
		76,195,085
Capital Markets - 0.0%
Singapore Exchange Ltd	456,200	4,104,647
TOTAL FINANCIALS		80,299,732

Industrials - 0.2%
Aerospace & Defense - 0.0%
ST Engineering Financial I Ltd	830,600	2,947,991
Ground Transportation - 0.2%
Grab Holdings Ltd Class A (b)	1,124,641	5,150,856
Industrial Conglomerates - 0.0%
Keppel Ltd	774,900	3,849,466
Passenger Airlines - 0.0%
Singapore Airlines Ltd (e)	791,990	3,694,553
TOTAL INDUSTRIALS		15,642,866

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	363,737	8,235,462
Real Estate - 0.1%
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	1,990,789	3,774,233
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	1,245,965	2,243,080
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	3,104,582	4,431,697
TOTAL REAL ESTATE		10,449,010

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	475,800	1,946,249
TOTAL SINGAPORE		152,014,136
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	676,309	19,803,144
SPAIN - 2.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (c)(d)	282,050	9,446,755
Telefonica SA	2,112,956	8,608,811
		18,055,566
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	239,788	17,661,681
Specialty Retail - 0.3%
Industria de Diseno Textil SA	580,599	31,515,268
TOTAL CONSUMER DISCRETIONARY		49,176,949

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	626,576	7,282,002
Financials - 1.2%
Banks - 1.2%
Banco Bilbao Vizcaya Argentaria SA	3,067,545	34,923,859
Banco de Sabadell SA	2,895,501	6,842,640
Banco Santander SA	8,246,900	42,261,288
CaixaBank SA	2,127,658	12,879,473
		96,907,260
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)(e)	158,769	1,366,409
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA (b)	93,971	4,804,086
ACS Actividades de Construccion y Servicios SA rights (b)	93,971	46,403
		4,850,489
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	39,919	8,630,255
TOTAL INDUSTRIALS		13,480,744

Utilities - 0.6%
Electric Utilities - 0.6%
Acciona SA (e)	13,147	1,485,254
Endesa SA	169,137	3,749,638
Iberdrola SA	3,273,594	46,261,013
Redeia Corp SA	216,080	3,640,381
		55,136,286
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (b)	166,170	1,557,496
TOTAL UTILITIES		56,693,782

TOTAL SPAIN		242,962,712
SWEDEN - 3.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	1,255,705	3,695,382
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	290,827	3,235,404
TOTAL COMMUNICATION SERVICES		6,930,786

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (c)(d)	90,200	6,920,111
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (e)	301,475	4,029,528
TOTAL CONSUMER DISCRETIONARY		10,949,639

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	325,437	8,244,670
Financials - 0.8%
Banks - 0.3%
Skandinaviska Enskilda Banken AB A Shares	844,556	11,958,666
Svenska Handelsbanken AB A Shares	776,244	8,588,117
Swedbank AB A1 Shares	451,832	9,841,215
		30,387,998
Capital Markets - 0.1%
EQT AB	198,160	6,516,093
Financial Services - 0.4%
Industrivarden AB A Shares	64,331	2,288,294
Industrivarden AB C Shares	85,742	3,036,751
Investor AB B Shares	921,162	26,277,850
L E Lundbergforetagen AB B Shares	40,447	1,949,793
		33,552,688
TOTAL FINANCIALS		70,456,779

Health Care - 0.1%
Biotechnology - 0.1%
Swedish Orphan Biovitrum AB B Shares (b)	104,205	3,155,905
Health Care Equipment & Supplies - 0.0%
Getinge AB B Shares	121,751	2,394,874
TOTAL HEALTH CARE		5,550,779

Industrials - 1.6%
Aerospace & Defense - 0.0%
Saab AB B Shares	170,468	3,684,945
Building Products - 0.2%
Assa Abloy AB B Shares	533,354	16,340,005
Nibe Industrier AB B Shares	806,605	3,243,792
		19,583,797
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	261,739	3,339,073
Construction & Engineering - 0.0%
Skanska AB B Shares	180,987	3,884,892
Industrial Conglomerates - 0.1%
Investment AB Latour B Shares	78,779	2,066,849
Lifco AB B Shares	124,056	4,083,808
		6,150,657
Machinery - 1.2%
Alfa Laval AB	153,966	6,883,326
Atlas Copco AB A Shares	1,428,297	23,860,804
Atlas Copco AB B Shares	832,235	12,440,967
Epiroc AB A Shares	351,344	6,695,353
Epiroc AB B Shares	206,855	3,468,167
Indutrade AB	145,407	4,018,174
Sandvik AB	567,426	11,707,710
SKF AB B Shares	181,394	3,677,679
Trelleborg AB B Shares	113,369	4,284,133
Volvo AB A Shares	106,494	2,948,615
Volvo AB B Shares	845,482	23,295,914
		103,280,842
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	138,302	4,046,354
Beijer Ref AB B Shares	204,802	3,047,704
		7,094,058
TOTAL INDUSTRIALS		147,018,264

Information Technology - 0.3%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	1,478,355	11,131,831
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB B Shares	1,104,994	12,793,329
TOTAL INFORMATION TECHNOLOGY		23,925,160

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB	145,545	4,376,405
Paper & Forest Products - 0.1%
Holmen AB B Shares	40,540	1,537,096
Svenska Cellulosa AB SCA B Shares	322,741	4,447,666
		5,984,762
TOTAL MATERIALS		10,361,167

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	352,644	2,518,931
Sagax AB B Shares	116,949	2,575,709
		5,094,640
TOTAL SWEDEN		288,531,884
SWITZERLAND - 5.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	13,790	7,775,092
Consumer Discretionary - 0.7%
Specialty Retail - 0.0%
Avolta AG	48,740	2,203,080
Textiles, Apparel & Luxury Goods - 0.7%
Cie Financiere Richemont SA Series A	286,125	55,313,309
Swatch Group AG/The	15,401	2,853,201
		58,166,510
TOTAL CONSUMER DISCRETIONARY		60,369,590

Consumer Staples - 0.2%
Food Products - 0.2%
Barry Callebaut AG	1,899	2,089,264
Chocoladefabriken Lindt & Spruengli AG	525	6,052,704
Chocoladefabriken Lindt & Spruengli AG	57	6,471,370
		14,613,338
Financials - 1.7%
Banks - 0.0%
Banque Cantonale Vaudoise	16,042	1,620,492
Capital Markets - 1.0%
Julius Baer Group Ltd	109,637	7,703,575
Partners Group Holding AG	12,079	18,474,935
UBS Group AG	1,750,523	62,159,664
		88,338,174
Insurance - 0.7%
Baloise Holding AG	23,158	4,233,661
Helvetia Holding AG	19,756	3,459,876
Swiss Life Holding AG	15,290	12,540,906
Zurich Insurance Group AG	77,897	47,202,833
		67,437,276
TOTAL FINANCIALS		157,395,942

Health Care - 0.7%
Health Care Equipment & Supplies - 0.2%
Sonova Holding AG	26,978	9,455,260
Straumann Holding AG	59,415	8,425,976
		17,881,236
Life Sciences Tools & Services - 0.3%
Bachem Holding AG Series B (e)	17,956	1,152,378
Lonza Group AG	38,439	24,563,819
		25,716,197
Pharmaceuticals - 0.2%
Galderma Group AG (b)	44,314	5,386,286
Sandoz Group AG	217,929	10,442,406
		15,828,692
TOTAL HEALTH CARE		59,426,125

Industrials - 1.0%
Building Products - 0.1%
Geberit AG	17,792	9,978,758
Electrical Equipment - 0.5%
ABB Ltd	841,734	45,834,423
Machinery - 0.2%
Schindler Holding AG	12,497	3,526,466
Schindler Holding AG	21,670	6,281,504
VAT Group AG (c)(d)	14,371	5,576,406
		15,384,376
Marine Transportation - 0.1%
Kuehne + Nagel International AG	25,708	5,859,984
Professional Services - 0.1%
Adecco Group AG	89,646	2,134,086
SGS SA	80,686	7,842,245
		9,976,331
TOTAL INDUSTRIALS		87,033,872

Information Technology - 0.1%
Software - 0.0%
Temenos AG	30,005	2,568,092
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	80,948	8,130,797
TOTAL INFORMATION TECHNOLOGY		10,698,889

Materials - 0.7%
Chemicals - 0.7%
Clariant AG	114,873	1,296,618
DSM-Firmenich AG	98,981	10,104,908
EMS-Chemie Holding AG	3,736	2,652,016
Givaudan SA	4,915	21,516,448
Sika AG	81,150	20,609,176
		56,179,166
Containers & Packaging - 0.0%
SIG Group AG (e)	162,810	3,553,843
TOTAL MATERIALS		59,733,009

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	41,137	4,702,017
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	11,248	1,921,700
TOTAL SWITZERLAND		463,669,574
UNITED ARAB EMIRATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
NMC Health PLC (b)(f)	55,366	1
UNITED KINGDOM - 11.1%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
BT Group PLC	3,444,176	6,059,746
Interactive Media & Services - 0.1%
Auto Trader Group PLC (c)(d)	476,271	4,638,812
Media - 0.1%
Informa PLC	708,011	7,605,804
WPP PLC	574,047	5,456,981
		13,062,785
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	11,823,960	10,073,373
TOTAL COMMUNICATION SERVICES		33,834,716

Consumer Discretionary - 0.9%
Broadline Retail - 0.1%
Next PLC	63,409	7,824,344
Diversified Consumer Services - 0.1%
Pearson PLC	319,034	5,293,025
Hotels, Restaurants & Leisure - 0.6%
Compass Group PLC	903,142	31,117,210
Entain PLC	323,253	2,832,864
InterContinental Hotels Group PLC	84,747	11,300,283
Whitbread PLC	95,500	3,330,886
		48,581,243
Household Durables - 0.1%
Barratt Redrow PLC	733,680	4,143,637
Berkeley Group Holdings PLC	54,388	2,602,188
Persimmon PLC	170,278	2,672,877
Taylor Wimpey PLC	1,884,294	2,790,637
		12,209,339
Specialty Retail - 0.0%
JD Sports Fashion PLC	1,379,387	1,524,221
Kingfisher PLC	971,202	2,950,540
		4,474,761
TOTAL CONSUMER DISCRETIONARY		78,382,712

Consumer Staples - 2.5%
Beverages - 0.5%
Coca-Cola Europacific Partners PLC	110,288	8,663,122
Diageo PLC	1,184,355	35,282,463
		43,945,585
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	940,913	2,967,927
Marks & Spencer Group PLC	1,091,614	4,522,126
Tesco PLC	3,646,772	16,783,880
		24,273,933
Food Products - 0.0%
Associated British Foods PLC	177,720	4,191,153
Household Products - 0.3%
Reckitt Benckiser Group PLC	368,155	24,345,641
Personal Care Products - 0.8%
Unilever PLC	1,321,344	75,682,679
Tobacco - 0.6%
British American Tobacco PLC	1,060,376	42,071,450
Imperial Brands PLC	426,965	14,400,531
		56,471,981
TOTAL CONSUMER STAPLES		228,910,972

Financials - 3.3%
Banks - 2.2%
Barclays PLC	7,734,910	28,348,426
HSBC Holdings PLC	9,689,453	101,197,837
Lloyds Banking Group PLC	32,644,310	25,099,099
NatWest Group PLC	3,757,160	20,031,897
Standard Chartered PLC	1,118,374	15,041,596
		189,718,855
Capital Markets - 0.7%
3i Group PLC	518,053	24,889,009
Hargreaves Lansdown PLC	189,192	2,586,235
London Stock Exchange Group PLC	254,483	37,869,117
Schroders PLC	428,957	1,882,798
		67,227,159
Financial Services - 0.1%
M&G PLC	1,203,957	3,112,458
Wise PLC Class A (b)	354,631	4,898,336
		8,010,794
Insurance - 0.3%
Admiral Group PLC	138,570	4,644,104
Aviva PLC	1,424,670	9,079,544
Legal & General Group PLC	3,138,758	9,429,702
Phoenix Group Holdings PLC	373,055	2,416,828
		25,570,178
TOTAL FINANCIALS		290,526,986

Health Care - 1.3%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	465,413	5,901,963
Pharmaceuticals - 1.3%
Astrazeneca PLC	825,144	115,830,113
TOTAL HEALTH CARE		121,732,076

Industrials - 1.8%
Aerospace & Defense - 0.7%
BAE Systems PLC	1,608,496	24,314,409
Melrose Industries PLC	686,373	5,218,540
Rolls-Royce Holdings PLC (b)	4,526,599	33,751,020
		63,283,969
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	1,343,718	6,580,924
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	1,426,500	7,183,418
DCC PLC	52,628	3,654,194
Smiths Group PLC	183,392	4,697,831
		15,535,443
Machinery - 0.0%
Spirax Group PLC	39,181	3,932,592
Professional Services - 0.6%
Intertek Group PLC	85,889	5,441,832
RELX PLC	991,666	49,242,648
		54,684,480
Trading Companies & Distributors - 0.3%
Ashtead Group PLC	232,747	15,312,215
Bunzl PLC	178,780	7,643,158
		22,955,373
TOTAL INDUSTRIALS		166,972,781

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	202,051	7,623,416
Software - 0.1%
Sage Group PLC/The	534,775	8,938,150
TOTAL INFORMATION TECHNOLOGY		16,561,566

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	70,609	2,908,325
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	377,136	2,735,524
Industrial REITs - 0.1%
Segro PLC	684,494	6,088,603
TOTAL REAL ESTATE		8,824,127

Utilities - 0.6%
Electric Utilities - 0.1%
SSE PLC	587,735	11,840,236
Multi-Utilities - 0.4%
Centrica PLC	2,744,681	4,849,460
National Grid PLC	2,600,690	31,549,632
		36,399,092
Water Utilities - 0.1%
Severn Trent PLC	143,840	4,506,833
United Utilities Group PLC	363,059	4,587,299
		9,094,132
TOTAL UTILITIES		57,333,460

TOTAL UNITED KINGDOM		1,005,987,721
UNITED STATES - 10.4%
Communication Services - 0.5%
Entertainment - 0.5%
Spotify Technology SA (b)	81,534	44,725,476
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Stellantis NV (Italy)	1,045,874	14,063,635
Consumer Staples - 1.5%
Food Products - 1.3%
Nestle SA	1,394,531	118,452,346
Personal Care Products - 0.2%
Haleon PLC	4,577,805	21,338,135
TOTAL CONSUMER STAPLES		139,790,481

Energy - 1.7%
Energy Equipment & Services - 0.0%
Tenaris SA	216,511	4,091,885
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	8,608,257	44,533,056
Shell PLC	3,302,049	108,421,964
		152,955,020
TOTAL ENERGY		157,046,905

Financials - 0.3%
Insurance - 0.3%
Swiss Re AG	160,538	24,572,053
Health Care - 4.5%
Biotechnology - 0.5%
CSL Ltd	257,720	44,493,512
Health Care Equipment & Supplies - 0.3%
Alcon AG	265,981	24,450,101
Life Sciences Tools & Services - 0.0%
QIAGEN NV	114,753	5,106,425
Pharmaceuticals - 3.7%
GSK PLC	2,206,201	38,431,132
Novartis AG	1,049,031	109,809,244
Roche Holding AG	373,944	117,557,518
Roche Holding AG	17,031	5,673,572
Sanofi SA	607,835	66,060,724
		337,532,190
TOTAL HEALTH CARE		411,582,228

Industrials - 1.2%
Construction & Engineering - 0.1%
Ferrovial SE	253,300	10,878,820
Electrical Equipment - 0.8%
Schneider Electric SE	291,049	73,817,241
Professional Services - 0.3%
Experian PLC	489,449	24,110,101
TOTAL INDUSTRIALS		108,806,162

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	22,967	8,520,298
Monday.com Ltd (b)	19,931	5,091,572
		13,611,870
Materials - 0.4%
Construction Materials - 0.4%
Holcim AG	277,412	27,803,346
James Hardie Industries PLC depository receipt (b)	228,593	7,683,259
		35,486,605
TOTAL UNITED STATES		949,685,415
TOTAL COMMON STOCKS (Cost $7,168,093,828)		8,935,403,742

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	29,801	2,273,839
Dr Ing hc F Porsche AG (c)(d)	60,611	3,859,056
Porsche Automobil Holding SE	81,419	3,217,746
Volkswagen AG	109,712	11,186,889
		20,537,530
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	92,069	8,044,053
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	13,947	4,051,212
TOTAL GERMANY		32,632,795
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $38,084,448)		32,632,795

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (i) (Cost $2,719,648)	4.46	2,726,000	2,720,531

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.37	104,525,012	104,545,917
Fidelity Securities Lending Cash Central Fund (j)(k)	4.37	28,685,575	28,688,444
TOTAL MONEY MARKET FUNDS (Cost $133,234,361)			133,234,361

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,342,132,285)	9,103,991,429
NET OTHER ASSETS (LIABILITIES) - 0.0% (g)	(1,255,064)
NET ASSETS - 100.0%	9,102,736,365

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,136	Mar 2025	134,644,400	4,082,982	4,082,982

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $107,080,298 or 1.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $107,080,298 or 1.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Includes $1,457,224 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,720,532.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	42,594,444	550,181,962	488,230,489	1,443,955	-	-	104,545,917	104,525,012	0.2%
Fidelity Securities Lending Cash Central Fund	34,483,532	45,203,699	50,998,787	55,492	-	-	28,688,444	28,685,575	0.1%
Total	77,077,976	595,385,661	539,229,276	1,499,447	-	-	133,234,361	133,210,587

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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